Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.02%
Brazil - 6.07%
Ambev S.A. (a)	14,869,000	$42,145,392
Banco do Brasil S.A.	1,437,600	12,697,624
Natura & Co. Holding, S.A. (a)	24,700	67,625
Neoenergia S.A.	4,102,350	13,115,747
		68,026,388
China - 20.34%
Alibaba Group Holding, Ltd. (a)	2,671,200	26,574,013
Baidu, Inc. - ADR (a)	90,638	11,134,878
Baidu, Inc. - Class A (a)	818,650	12,482,911
Brilliance China Automotive Holdings, Ltd.	10,022,000	3,852,425
China Construction Bank Corp. - H Shares	15,105,000	9,664,330
China Overseas Land & Investment, Ltd.	12,759,118	25,875,243
CIMC Enric Holdings, Ltd.	9,464,000	7,795,567
GF Securities Co., Ltd. - H Shares	11,332,600	15,746,054
Grand Baoxin Auto Group, Ltd. (a)	9,428,500	313,061
Lenovo Group, Ltd.	30,608,000	28,769,085
Midea Group Co., Ltd. - Class A	1,360,000	9,826,136
Ping An Insurance (Group) Co. of China, Ltd. - A Shares	625,800	4,140,054
Ping An Insurance (Group) Co. of China, Ltd. - H Shares	1,604,000	10,180,615
Tencent Holdings Ltd.	247,700	9,825,185
Trip.com Group, Ltd. - ADR (a)	770,167	24,321,874
Weichai Power Co., Ltd. - H Shares	9,663,000	13,130,065
Zhejiang Longsheng Group Co., Ltd. - Class A	10,692,620	14,298,166
		227,929,662
Hong Kong - 5.14%
Galaxy Entertainment Group, Ltd. (a)	4,189,000	25,972,447
Pacific Basin Shipping, Ltd.	75,432,000	22,059,943
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	9,525,277
		57,557,667
Hungary - 2.10%
OTP Bank PLC	754,255	23,488,774
India - 5.52%
Aurobindo Pharma, Ltd.	2,980,758	23,728,782
Glenmark Pharmaceuticals, Ltd.	162,025	1,170,654
ICICI Bank, Ltd.	270,321	3,101,285
Shriram Transport Finance Co., Ltd.	1,374,557	23,256,279
State Bank of India	1,102,858	7,729,693
State Bank of India - GDR	40,600	2,813,580
		61,800,273
Indonesia - 1.94%
PT Bank Mandiri (Persero) Tbk	64,464,000	21,717,358
Peru - 1.40%
Credicorp, Ltd.	120,899	15,650,376
Republic of Korea - 13.52%
DB Insurance Co., Ltd.	483,930	26,981,217
Hankook Tire & Technology Co., Ltd.	1,237,438	32,165,463
KB Financial Group, Inc.	276,100	9,985,157
POSCO	60,807	16,493,140
Samsung Electronics Co., Ltd.	887,930	47,766,586
Shinhan Financial Group Co., Ltd.	473,260	12,497,844
Wonik IPS Co., Ltd.	231,175	5,617,174
		151,506,581
Romania - 0.46%
Banca Transilvania S.A.	1,260,591	5,125,832
Russian Federation - 0.00%
Sberbank of Russia PJSC - ADR (a)(b)	408,511	4,085
Singapore - 2.00%
Wilmar International, Ltd.	7,769,300	22,463,923
South Africa - 1.93%
Sasol	1,847,999	21,650,699
Taiwan - 15.79%
Compal Electronics, Inc.	35,824,000	32,469,234
Elite Material Co., Ltd.	2,269,000	15,580,799
Hon Hai Precision Industry Co., Ltd.	11,148,132	38,638,876
Lite-On Technology Corp.	9,967,000	28,868,701
Taiwan Semiconductor Manufacturing Co., Ltd.	1,691,000	30,707,933
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	142,670	14,065,835
United Integrated Services Co., Ltd.	2,220,000	16,544,789
		176,876,167
Thailand - 3.44%
Bangkok Bank Public Co., Ltd.	2,924,100	13,696,215
Bangkok Bank Public Co., Ltd. - NVDR	656,900	3,076,859
Indorama Ventures PCL - NVDR	5,828,100	5,317,304
Siam Commercial Bank PLC - NVDR (a)	5,796,100	16,405,628
		38,496,006
Turkey - 0.59%
Akbank T.A.S.	8,746,357	6,664,052
United Arab Emirates - 1.94%
Abu Dhabi Commercial Bank PJSC	10,015,542	21,787,441
United Kingdom - 2.01%
Standard Chartered PLC	2,858,283	22,528,059
United States - 3.97%
Cognizant Technology Solutions Corp. - Class A	521,435	32,584,473
Flex, Ltd. (a)	468,929	11,906,107
		44,490,580
Vietnam - 1.86%
Vietnam Dairy Products JSC	7,386,900	20,792,220
Total Common Stocks (Cost $988,056,552)		1,008,556,143

PREFERRED STOCKS - 4.55%
Brazil - 4.55%
Cia Energetica de Minas Gerais, 9.20%	12,575,210	28,876,904
Itau Unibanco Holding S.A., 4.77%	2,212,543	11,543,968
Petroleo Brasileiro S.A., 19.12%	2,052,200	10,606,249
Total Preferred Stocks (Cost $44,555,040)		51,027,121

SHORT-TERM INVESTMENT - 4.18%
Money Market Fund - 4.18%
Fidelity Institutional Government Portfolio - Class I, 4.98% (c)	46,776,402	46,776,402
Total Short-Term Investment (Cost $46,776,402)		46,776,402

Total Investments (Cost $1,079,387,994) - 98.75%		1,106,359,666
Other Assets in Excess of Liabilities - 1.25%		13,975,268
TOTAL NET ASSETS - 100.00%		$1,120,334,934

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
S.A.	Société Anonyme
T.A.S.	Turk Anonim Şirketi
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2023.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2023 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$33,442,974	2.98%
Consumer Discretionary	132,550,696	11.83%
Consumer Staples	85,469,160	7.63%
Financials	288,938,411	25.79%
Health Care	24,899,436	2.22%
Industrials	59,530,364	5.31%
Information Technology	286,974,803	25.62%
Materials	57,759,309	5.16%
Real Estate	25,875,243	2.31%
Utilities	13,115,747	1.17%
Total Common Stocks	1,008,556,143	90.02%
PREFERRED STOCKS
Energy	10,606,249	0.94%
Financials	11,543,968	1.03%
Utilities	28,876,904	2.58%
Total Preferred Stocks	51,027,121	4.55%
Short-Term Investment	46,776,402	4.18%
Total Investments	1,106,359,666	98.75%
Other Assets in Excess of Liabilities	13,975,268	1.25%
Total Net Assets	$1,120,334,934	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$68,026,388	$-	$-	$68,026,388
China	227,929,662	-	-	227,929,662
Hong Kong	57,557,667	-	-	57,557,667
Hungary	23,488,774	-	-	23,488,774
India	61,800,273	-	-	61,800,273
Indonesia	21,717,358	-	-	21,717,358
Peru	15,650,376	-	-	15,650,376
Republic of Korea	151,506,581	-	-	151,506,581
Romania	5,125,832	-	-	5,125,832
Russian Federation	-	-	4,085	4,085
Singapore	22,463,923	-	-	22,463,923
South Africa	21,650,699	-	-	21,650,699
Taiwan	176,876,167	-	-	176,876,167
Thailand	38,496,006	-	-	38,496,006
Turkey	6,664,052	-	-	6,664,052
United Arab Emirates	21,787,441	-	-	21,787,441
United Kingdom	22,528,059	-	-	22,528,059
United States	44,490,580	-	-	44,490,580
Vietnam	20,792,220	-	-	20,792,220
Total Common Stocks	1,008,552,058	-	4,085	1,008,556,143
Preferred Stocks
Brazil	51,027,121	-	-	51,027,121
Total Preferred Stocks	51,027,121	-	-	51,027,121
Short-Term Investment	46,776,402	-	-	46,776,402
Total Investments	$1,106,355,581	$-	$4,085	$1,106,359,666

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

Common Stocks
Balance as of February 28, 2023	$4,085
Balance as of May 31, 2023	$4,085

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at May 31, 2023

The Level 3 investments as of May 31, 2023 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.